Financial Liabilities - 2 (Details)																									1 Months Ended	12 Months Ended
	Jan. 14, 2027 USD ($)	Apr. 30, 2026 USD ($)	Apr. 28, 2026 USD ($)	Apr. 16, 2026 USD ($)	Feb. 27, 2026 USD ($)	Nov. 30, 2025 USD ($) shares	Nov. 06, 2025 USD ($)	Oct. 31, 2025 USD ($) shares	Oct. 16, 2025 USD ($) shares	Sep. 17, 2025 USD ($)	Sep. 04, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 ILS (₪)	Aug. 16, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 29, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 17, 2025 USD ($)	Dec. 04, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 26, 2023 USD ($)	Jan. 17, 2023 USD ($)	Jan. 16, 2023 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ILS (₪) shares	Dec. 11, 2025 USD ($)	Oct. 31, 2025 ILS (₪) shares	Oct. 15, 2025 USD ($)	Aug. 31, 2025 ILS (₪) shares	Aug. 27, 2025 USD ($)	Aug. 18, 2025 shares	Jul. 31, 2025 USD ($)	Jul. 31, 2025 ILS (₪)	Jul. 30, 2025 shares	Jun. 10, 2025 shares	May 31, 2025 USD ($)	May 31, 2025 ILS (₪)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 ILS (₪)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 ILS (₪) shares	Dec. 30, 2024 USD ($)	Nov. 29, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 ILS (₪)	Jun. 12, 2024 USD ($)	May 09, 2024 USD ($) shares	Apr. 03, 2024 ILS (₪)	Mar. 31, 2024 shares	Aug. 23, 2023 USD ($)	Sep. 08, 2022 USD ($)	Aug. 09, 2022 USD ($)	Sep. 01, 2021 USD ($)	Sep. 01, 2021 ILS (₪)	Jul. 06, 2020 USD ($)	Jul. 06, 2020 ILS (₪)
Financial Liabilities [Line Items]
Business loan																$ 2,000,000
Placement agent paid fee																200,000										$ 15,000
Net proceeds																1,800,000
Interest and fees																2,980,000
Outstanding share capital percentage																	4.99%
Judgments in excess																50,000
Canceled loan value								$ 750,000
Exchange value						$ 575,000
Principal amount						$ 767,000
Aggregate principal amount									$ 20,525,625,000	$ 2,248,000		$ 7,850,000		$ 11,000,000	$ 2,187,000			$ 11,000,000			$ 2,500,000					47,250,000
Aggregate purchase price												$ 7,000,000			$ 3,625,000											$ 1,250,000
Issue discount percentage												10.00%	10.00%		20.00%
Exchange value															$ 6,000,000										$ 6,000,000
Received cash															3,625,000										3,625,000
Issued ordinary shares (in Shares) | shares						66		16			34,000	154												27		2,000	230		2,000		16		154						16						230
Exercisable shares value	$ 120,000
Ordinary shares issued																	$ 50,000,000									$ 225,417,000																				$ 35
Principal amount																																		$ 20,000,000
Aggregate cash proceeds															3,625,000
Principal amount																										$ 8,000,000																					$ 2,000,000			$ 2,000,000				$ 2,968,750,000
Cash payments											$ 2,375,000
Bear interest																										4.00%			4.00%																							100.00%
Accrue interest percentage																										8.00%			8.00%
Aggregate value																										$ 25,000,000
Conversion price percentage																										43200.00%
Date of conversion																										$ 15,000
Percentage of net proceeds																										30.00%
Percentage of redemption amount																										110.00%
Discount rate																										20.00%
Notes issuable																																$ 35,000,000
Aggregate amount							$ 50,000,000																			$ 5,000,000
Principal amount								$ 94,000				$ 81,000				$ 937,500										1,500,000	$ 137,000		₪ 300,000	$ 1,000,000	₪ 300,000		₪ 260,000			$ 60,000	₪ 190,000			$ 263,000	₪ 840,000	$ 141,000	₪ 450,000	$ 175,000	₪ 500,000			$ 334,000	₪ 1,200,000						$ 200,000	$ 1,500,000	$ 309,000	₪ 980,000	$ 1,452,000	₪ 5,000,000
Loan and Security																										750,000
Purchase an aggregate																			$ 6,000,000							1,000,000
Total amount received in cash																												$ 2,379,000
Ordinary shares issued (in Shares) | shares																										100			100
Pendency rate																										9.00%
Percentage of additional premium																										8.00%
Aggregate of indebtedness																										$ 25,000,000
Conversion price																										$ 43,200
Number of trading days																										20 days
Conversion price																										$ 15,000
Conversion price percentage minimum																										20.00%			20.00%
Redemption provisions percenatge description																										Holders also have optional redemption rights in respect of financings pursuant to equity lines of credit and at-the-market offerings, allowing them to require redemption of up to their pro-rata portion of 30% of net proceeds from eligible transactions at a 110% of the redemption amount. Holders also have the right to exchange their Amended Notes for the securities issued in a subsequent placement, at a 10% discount. The Company has the right to redeem all a portion of the Amended Notes, from time to time, at 120% of the conversion amount.			Holders also have optional redemption rights in respect of financings pursuant to equity lines of credit and at-the-market offerings, allowing them to require redemption of up to their pro-rata portion of 30% of net proceeds from eligible transactions at a 110% of the redemption amount. Holders also have the right to exchange their Amended Notes for the securities issued in a subsequent placement, at a 10% discount. The Company has the right to redeem all a portion of the Amended Notes, from time to time, at 120% of the conversion amount.
Transaction threshold																										50.00%
percentage of pro rata portion																										33.00%
Percentage of redemption conversion amount																										120.00%
Percentage of redemption premium																										120.00%
Initial exercise price																										$ 54,000
Percentage of market price																										20.00%
Term of warrants																										3 years
Percentage of ownership																										4.99%
Conversion percentage																										200.00%
Original principal percent																										1.00%
Aggregate percentage																										10.00%
Finance expenses																									$ 12,291,435	$ 14,020,338
Cash								100,000																																											$ 1,150,800,000	₪ 25,000,000
Outstanding warrants to purchase												55,809,000	₪ 167,427,000
Gross proceeds																								$ 900,000
Consulting fees																								4,200,000
Converted ordinary shares																				$ 2,200,000
conversion price																				1,500,000
Purchase of ordinary shares																				$ 20,000,000
Additional commission																										50,000
Commissions																										140,000
Unpaid fees																										$ 3,298,000
Original issuance discount																							$ 900,000
Accrued interest amounts																							$ 1,800,000
Percentage of restricted period																										40.00%
Percentage of restricted																										30.00%
Percentage of restricted period rate																										25.00%
Percentage of restricted for period																										5.00%
Percentage of tranche period																										5.00%
Current market value																										$ 1,800,000
Percentage of trading exceed period																										5.00%
Interest amount		$ 1,800,000
Alleged amount				$ 1,800,000
PIPE financing commitments					$ 50,000,000
Interest fees and costs			$ 5,080,027
Warrant Term Extension [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																										1			1
Settlements with 2023 PIPE Investors [Member]
Financial Liabilities [Line Items]
Principal amount																								$ 1,000,000
Ordinary shares [member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																										90			90
Top of range [member]
Financial Liabilities [Line Items]
Aggregate principal amount																						$ 5,219,000				$ 3,788,000
Conversion price percentage																										90.00%
Percentage of conversion amount																										120.00%
Principal amount																																																									$ 1,934,000	₪ 6,000,000
Percentage of ownership																										9.99%
Loan bear interest																								18.00%
Bottom of range [member]
Financial Liabilities [Line Items]
Aggregate principal amount																						$ 349,000
Conversion price percentage																										80.00%
Percentage of conversion amount																										115.00%
Percentage of ownership																										4.99%
Loan bear interest																								12.00%
Agile Capital Loan [Member]
Financial Liabilities [Line Items]
Business loan								$ 1,500,000
Agile Capital Loan [Member]
Financial Liabilities [Line Items]
Outstanding share capital percentage																5.00%
June 2025 SPA [Member]
Financial Liabilities [Line Items]
Aggregate principal amount															6,719,000
August 2025 SPA [Member]
Financial Liabilities [Line Items]
Aggregate principal amount															$ 2,187,500											$ 2,887,000
Ordinary shares issued																										120,000
Total amount received in cash																										11,625,000
Converted value of ordinary shares																										$ 1,500,000
August 2025 SPA [Member] | Ordinary shares [member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																										1			1
August 2025 SPA [Member] | Bottom of range [member]
Financial Liabilities [Line Items]
Aggregate principal amount																										$ 3,325,000
VWAP [Member]
Financial Liabilities [Line Items]
Conversion price percentage																										90.00%
Conversion price percentage																										95.00%
August 2025 [Member]
Financial Liabilities [Line Items]
Discount rate																										10.00%
percentage of pro rata portion																										30.00%
Convertible Loan Agreements [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																											35																		35
Ordinary shares [member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																																			33			166															34
Ordinary shares [member] | Convertible Loan Agreements [Member]
Financial Liabilities [Line Items]
Aggregate principal amount												$ 9,568,751
Issued ordinary shares (in Shares) | shares									237																																										8
Aggregate amount									$ 7,250,000
Principal amount									$ 10,019,374
Warrants [member]
Financial Liabilities [Line Items]
Cash																										$ 300,000